PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

14.PROPERTY, PLANT AND EQUIPMENT

For the years ended December 31, 2017 and 2016, changes in the net carrying amount of property, plant and equipment are as follows:

	Land, buildings and leasehold improvements	Machinery and equipment	Telecommuncation networks	Projects under development	Total

Cost
Balance as of December 31, 2015	$498.7	$1,521.9	$5,193.8	$74.6	$7,289.0
Additions	79.2	188.1	341.0	99.3	707.6
Net change in additions financed with accounts payable	—	(3.3)	10.5	(4.4)	2.8
Business acquisitions (note 11)	0.5	0.3	31.9	—	32.7
Reclassification	—	10.2	66.6	(76.8)	—
Retirement, disposals and other	(4.8)	(53.6)	(94.7)	(0.2)	(153.3)

Balance as of December 31, 2016	573.6	1,663.6	5,549.1	92.5	7,878.8
Additions	39.4	145.5	364.4	56.0	605.3
Net change in additions financed with accounts payable	—	(2.0)	(3.4)	1.0	(4.4)
Reclassification	—	14.4	90.1	(104.5)	—
Retirement, disposals and other	(0.1)	(70.3)	(98.4)	1.2	(167.6)

Balance as of December 31, 2017	$612.9	$1,751.2	$5,901.8	$46.2	$8,312.1

	Land, buildings and leasehold improvements	Machinery and equipment	Telecommunication networks	Projects under development	Total

Accumulated depreciation and impairment losses
Balance as of December 31, 2015	$183.8	$930.5	$2,794.8	$—	$3,909.1
Depreciation	18.0	207.4	327.1	—	552.5
Retirement, disposals and other	(1.8)	(49.6)	(93.9)	—	(145.3)

Balance as of December 31, 2016	200.0	1,088.3	3,028.0	—	4,316.3
Depreciation	21.9	199.1	384.0	—	605.0
Retirement, disposals and other	(0.2)	(65.7)	(97.6)	—	(163.5)

As of December 31, 2017	$221.7	$1,221.7	$3,314.4	$—	$4,757.8

Net carrying amount
As of December 31, 2016	$373.6	$575.3	$2,521.1	$92.5	$3,562.5
As of December 31, 2017	$391.2	$529.5	$2,587.4	$46.2	$3,554.3

In 2017, the calculation of the depreciation of a component of the Corporation’s telecommunication networks was changed in order to depreciate it over its useful life of 5 years, compared with 15 years previously. As a result, depreciation was increased by $21.0 million in 2017.